10A. Interests in affiliates (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Balance Sheet:
Current assets	$ 11,831	$ 12,897
Total assets	23,878	24,947
Total liabilities	6,001	7,191
Total shareholders’ equity	15,872	15,837
Operating results:
Operating profits	(255)	(59)	(1,674)
Net (loss)/profits	(18)	(429)	521
Tianlan
Balance Sheet:
Current assets	55,742	57,431
Non-current assets	9,733	9,605
Total assets	65,475	67,036
Total liabilities	(40,672)	(42,889)
Total shareholders’ equity	24,803	24,147
Operating results:
Net sales	61,997	44,543
Operating profits	833	(326)
Net (loss)/profits	1,248	(196)
Jia Huan
Balance Sheet:
Current assets	20,556	17,371
Non-current assets	5,635	5,650
Total assets	26,191	23,021
Total liabilities	(11,643)	(9,893)
Total shareholders’ equity	14,548	13,128
Operating results:
Net sales	14,672	12,631
Operating profits	545	428
Net (loss)/profits	$ 377	$ 243